Consolidated income statements - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net sales to third parties from continuing operations		$ 51,626	$ 48,659	$ 47,445
Sales to discontinued segment				53
Net sales from continuing operations		51,626	48,659	47,498
Other revenues		1,251	1,239	1,179
Cost of goods sold		(15,867)	(15,121)	(14,425)
Gross profit from continuing operations		37,010	34,777	34,252
Selling, general and administration		(14,886)	(14,197)	(14,369)
Research and development		(9,540)	(8,980)	(9,402)
Other income		1,852	1,742	2,031
Other expense		(2,747)	(3,190)	(3,426)
Operating income from continuing operations		11,689	10,152	9,086
Income from associated companies		15,339	673	659
Interest expense		(811)	(869)	(850)
Other financial income and expense		(80)	(78)	45
Income before taxes from continuing operations		26,137	9,878	8,940
Income taxes		(2,119)	(1,807)	(1,793)
Net income from continuing operations		24,018	8,071	7,147
Net loss from discontinued operations before gain on distribution				(101)
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691			4,691
Net income from discontinued operations				4,590
Net income		24,018	8,071	11,737
Attributable to
Shareholders of Novartis AG		24,021	8,072	11,732
Non-controlling interests		$ (3)	$ (1)	$ 5
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations		$ 10.71	$ 3.55	$ 3.12
Basic earnings per share, Discontinued operations				2.00
Basic earnings per share		10.71	3.55	5.12
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations		10.63	3.52	3.08
Diluted earnings per share, Discontinued operations				1.98
Diluted earnings per share		$ 10.63	$ 3.52	$ 5.06